December 28, 2005



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

         Re:      The Valiant Fund ("Registrant")
                  SEC File Nos. 33-59840; 811-7582

Ladies and Gentlemen:

         On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus for Class A, Class B, Class C, Class D and Class E shares of The Valiant Fund, and the combined Statement of Additional Information, each dated December 29, 2005, do not differ from the Prospectuses and Statement of Additional Information as filed in the Registrant's Post-Effective Amendment No. 18 to the Registration Statement, filed electronically with the SEC pursuant to Rule 485(b) on December 23, 2005, accession # 0000909012-05-000980.

         Please address any comments or questions to the attention of the undersigned at (212) 298-1644.


                                               Very truly yours,



                                               /S/ LISA R. GROSSWIRTH
                                               ----------------------
                                               Lisa R. Grosswirth